Related Party Transactions	9 Months Ended
Sep. 30, 2023
Disclosure of transactions between related parties [abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS

Company	Relationship
Genscript Biotech Corporation ("Genscript")	The Company’s most significant shareholder
Nanjing GenScript Biotech Co., Ltd. (formerly named as Nanjing Jinsirui Biotechnology Co., Ltd.)	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Incorporated	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Holdings Inc	Controlled by Genscript or its parent, Genscript Corporation
Nanjing Probio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Probio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript Netherlands	Controlled by Genscript or its parent, Genscript Corporation
(a)In addition to the transactions detailed elsewhere in the interim unaudited condensed consolidated financial statements, the Company had the following transactions with related parties during the periods presented:

(i)Sales-based royalties from related parties:

	Nine months ended September 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Nanjing Probio Biotech Co., Ltd.	138	136
The sales-based royalties related to the exclusive licensing of certain patents to Nanjing Probio Biotech Co., Ltd and its affiliates.
(ii)Purchases from related parties:

	Nine months ended September 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Nanjing GenScript Biotech Co., Ltd.	3,045	4,938
Genscript USA Incorporated	337	846
Jiangsu GenScript Probio Biotech Co., Ltd	199	1,236
Nanjing Probio Biotech Co., Ltd.	26	219
Jiangsu GenScript Biotech Co., Ltd	1	52
GenScript Probio USA Inc.	—	8
Genscript Netherlands	—	2
Total	3,608	7,301
The transactions were made according to the price and terms agreed with related parties.
(iii)Shared services:
During the nine months ended September 30, 2023, no material shared services were provided to the Company by related parties. During the nine months ended September 30, 2022, Nanjing Genscript Biotech Co., Ltd provided certain accounting, legal, IT and administrative shared services to the Company for consideration of $1.5 million.
(iv)Lease contract guarantee
In 2018, Legend Biotech Ireland Limited ("Legend Ireland") entered into a property lease agreement with a third party in Dublin with lease period from 2018 to August 2028. Genscript provided a guarantee on Legend Ireland’s payment obligations under the lease agreement for nil consideration.
(b)Outstanding balances with related parties:
The Company had the following significant balances with its related parties at the end of the year:
(i)Due from related parties

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Trade receivables
Nanjing Probio Biotech Co., Ltd.	20	90

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Other receivables
Nanjing GenScript Biotech Co., Ltd.	15	321
Genscript USA Incorporated	16	16
Jiangsu Genscript Biotech Co., Ltd	—	3
Total	31	340

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Prepayment
Nanjing Probio Biotech Co., Ltd.	244	251
Jiangsu GenScript Probio Biotech Co., Ltd	—	21
Total	244	272
(ii)Due to related parties

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Trade payables
Nanjing GenScript Biotech Co., Ltd.	311	935
Jiangsu GenScript Biotech Co., Ltd	—	93
Genscript USA Incorporated	57	134
Nanjing Probio Biotech Co., Ltd.	—	21
Jiangsu Genscript Probio Biotech Co., Ltd	90	—
Total	458	1,183

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Other payables
Nanjing GenScript Biotech Co., Ltd.	1,028	2,435
Jiangsu Genscript Probio Biotech Co., Ltd	115	4
GenScript USA Incorporated.	17	58
Jiangsu Genscript Biotech Co., Ltd	1	7
Nanjing Probio Biotech Co., Limited	—	3
Nanjing Bestzyme Bio-Engineering Co., Ltd.	1	—
Genscript Netherlands	—	1
Total	1,162	2,508

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Lease liabilities
Genscript USA Holdings Inc	110	427
Nanjing GenScript Biotech Co., Ltd.	152	205
Total	262	632
Except for lease liabilities with incremental borrowing rates between 5.14% and 7.94% repayable over 5 years, all other related party balances are unsecured and repayable on demand and interest free.
(iii)Compensation of key management personnel of the Company:

	Nine months ended September 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Equity-settled share-based compensation expense	4,830	2,675
Short-term employee benefits	2,243	1,595
Total	7,073	4,270